UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

National Investment Services
Ultra-Short Duration Enhanced Income ETF

(renamed the “AWTM Ultra-Short Duration
Enhanced Income ETF”)

Ticker: AWTM

Semi-Annual Report

May 31, 2022

(Unaudited)

National Investment Services Ultra-Short Duration Enhanced Income ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

National Investment Services Ultra-Short Duration Enhanced Income ETF

PORTFOLIO ALLOCATION at May 31, 2022 (Unaudited)

Sector/Security Type	% of Net Assets
Asset Backed Securities	16.3%
Cash & Cash Equivalents(1)	20.4
Financial	19.9
Government	10.3
Consumer, Non-cyclical	8.9
Collateralized Loan Obligations	8.1
Utilities	6.6
Energy	2.8
Industrial	2.1
Technology	1.7
Consumer, Cyclical	1.7
Mortgage Backed Securities	1.2
Total	100.0%

(1)Represents cash, money market funds, and liabilities in excess of other assets.

National Investment Services Ultra-Short Duration Enhanced Income ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

Principal Amount		Value
ASSET BACKED SECURITIES: 16.3%
	Invitation Homes 2018-SFR2 Trust, Series 2018-SFR2, Class C
$185,384	2.155% (1 Month LIBOR USD + 1.280%), 6/17/37 (1)	$181,403
	Invitation Homes Trust, Series 2018-SFR1, Class C
899,871	2.137% (1 Month LIBOR USD + 1.250%), 3/17/37 (1)	883,762
	Invitation Homes Trust, Series 2018-SFR2, Class A
157,082	1.775% (1 Month LIBOR USD + 0.900%), 6/17/37 (1)	156,659
	Invitation Homes Trust, Series 2018-SFR2, Class B
737,826	1.955% (1 Month LIBOR USD + 1.080%), 6/17/37 (1)	724,616
	Invitation Homes Trust, Series 2018-SFR4, Class B
499,977	2.137% (1 Month LIBOR USD + 1.250%), 1/17/38 (1)	492,801
	Invitation Homes Trust, Series 2018-SFR4, Class C
499,977	2.287% (1 Month LIBOR USD + 1.400%), 1/17/38 (1)	492,217
	SMB Private Education Loan Trust 2017-B, Series 2017-B, Class A2A
628,677	2.820%, 10/15/35	613,904
	Sonic Capital, LLC, Series 2020-1A, Class A2I
240,713	3.845%, 1/20/50	232,262

TOTAL ASSET BACKED SECURITIES
(Cost $3,872,514)		3,777,624

MORTGAGE BACKED SECURITIES: 1.2%
	Citigroup Commercial Mortgage Trust 2013-GC15, Class A4
265,000	4.371%, 9/10/46 (1)	267,175

TOTAL MORTGAGE BACKED SECURITIES
(Cost $280,823)		267,175

COLLATERALIZED LOAN OBLIGATIONS: 8.1%
	AIG CLO LLC, Series 2021-2A, Class B
500,000	2.813% (3 Month LIBOR USD + 1.750%), 7/20/34 (1)	483,370
	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR
425,000	2.934% (3 Month LIBOR USD + 1.750%), 7/25/34 (1)	410,717

Principal Amount		Value
COLLATERALIZED LOAN OBLIGATIONS: 8.1% (Continued)

	Parliament CLO II Ltd., Series 2021-2A, Class A
980,000	1.830% (3 Month LIBOR USD + 1.350%), 8/20/32 (1)	973,150

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $1,894,056)		1,867,237

CORPORATE BONDS: 43.7%

Auto Parts & Equipment: 1.0%
	Aptiv PLC / Aptiv Corp.
230,000	2.396%, 2/18/25	222,155

Banks: 19.9%
	Barclays PLC
580,000	2.791% (3 Month LIBOR USD + 1.380%), 5/16/24 (1)	581,796
	Citigroup, Inc.
500,000	2.544% (3 Month LIBOR USD + 1.100%), 5/17/24 (1)	500,742
	Citizens Financial Group, Inc.
800,000	4.150%, 9/28/22	804,012
	The Goldman Sachs Group, Inc.
579,000	3.198% (3 Month LIBOR USD + 1.600%), 11/29/23 (1)	584,623
325,000	0.925% (SOFR + 0.486%), 10/21/24 (1)(3)	314,073
	Lloyds Banking Group PLC
200,000	2.907% (3 Month LIBOR USD + 0.810%), 11/7/23 (1)(3)	199,844
	Morgan Stanley
500,000	0.731% (SOFR + 0.616%), 4/5/24 (1)(3)	489,874
	NatWest Markets PLC
640,000	2.228% (SOFR + 1.662%), 9/29/22 (1)	641,733
	Wells Fargo & Co.
500,000	2.469% (3 Month LIBOR USD + 1.230%), 10/31/23 (1)	501,398
		4,618,095
Commercial Services: 3.7%
	Global Payments, Inc.
450,000	3.750%, 6/1/23	452,198
	Quanta Services, Inc.
440,000	0.950%, 10/1/24	414,769
		866,967

National Investment Services Ultra-Short Duration Enhanced Income ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited) (Continued)

Principal Amount		Value
CORPORATE BONDS: 43.7% (Continued)

Electric: 4.3%
	Edison International
292,000	2.400%, 9/15/22	$290,812
	National Rural Utilities Cooperative Finance Corp.
395,000	1.000%, 10/18/24	376,132
	WEC Energy Group, Inc.
340,000	0.800%, 3/15/24	324,952
		991,896
Entertainment: 0.7%
	Magallanes, Inc.
170,000	3.528%, 3/15/24	169,293

Food: 1.1%
	Hormel Foods Corp.
260,000	0.650%, 6/3/24	249,012

Gas: 2.3%
	Atmos Energy Corp.
300,000	0.625%, 3/9/23	296,094
	ONE Gas, Inc.
255,000	1.100%, 3/11/24	244,475
		540,569
Healthcare Products: 3.1%
	Thermo Fisher Scientific, Inc.
400,000	1.013% (SOFR + 0.350%), 4/18/23 (1)	399,264
340,000	1.215%, 10/18/24 (2)	325,848
		725,112
Healthcare Services: 0.9%
	Humana, Inc.
220,000	0.650%, 8/3/23	214,251

Miscellaneous Manufacturers: 2.2%
	Carlisle Companies, Inc.
500,000	3.750%, 11/15/22	501,567

Pipelines: 2.8%
	TransCanada PipeLines Ltd.
685,000	1.000%, 10/12/24	648,262

Semiconductors: 0.7%
	Qorvo, Inc.
170,000	1.750%, 12/15/24	162,040

Software: 1.0%
	Take-Two Interactive Software, Inc.
235,000	3.300%, 3/28/24	234,505

Principal Amount		Value
CORPORATE BONDS: 43.7% (Continued)

TOTAL CORPORATE BONDS
(Cost $10,337,555)		$10,143,724

UNITED STATES TREASURY OBLIGATIONS: 10.3%

United States Treasury Notes: 10.3%
1,000,000	1.625%, 10/31/23	990,742
1,460,000	0.375%, 8/15/24	1,391,449
TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $2,430,379)		2,382,191

Shares		Value
SHORT-TERM INVESTMENTS: 31.5%

Money Market Funds: 31.5%
7,299,283	First American Treasury Obligations Fund, Class X, 0.675% (4)	7,299,283
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,299,283)		7,299,283

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
102,900	Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (5)	102,900
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $102,900)		102,900

TOTAL INVESTMENTS IN SECURITIES: 111.5%
(Cost $26,217,510)		25,840,134
Liabilities in Excess of Other Assets: (11.5)%		(2,670,017)
TOTAL NET ASSETS: 100.0%		$23,170,117

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

(1)Variable rate security; rate shown is the rate in effect on May 31, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

(2)This security or a portion of this security was out on loan as of May 31, 2022. Total loaned securities had a value of $100,693 or 0.4% of net assets. The remaning contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on May 31, 2022. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

(4)The rate quoted is the annualized seven-day effective yield as of May 31, 2022.

(5)The rate shown is as of May 31, 2022.

National Investment Services Ultra-Short Duration Enhanced Income ETF

4	The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES at May 31, 2022 (Unaudited)

ASSETS
Investments in securities, at value (Cost $26,217,510) (Note 2) (1)	$25,840,134
Receivables:
Investment securities sold	3,488,356
Interest	49,715
ETF variable fee	610
Securities lending income, net (Note 5)	30
Total assets	29,378,845

LIABILITIES
Collateral received for securities loaned (Note 5)	102,900
Payables:
Due to custodian	34
Fund shares purchased	6,098,337
Management fees (Note 4)	7,457
Total liabilities	6,208,728
NET ASSETS	$23,170,117

COMPONENTS OF NET ASSETS
Paid-in capital	$32,366,462
Total distributable (accumulated) earnings (losses)	(9,196,345)
Net assets	$23,170,117

Net Asset Value (unlimited shares authorized):
Net assets	$23,170,117
Shares of beneficial interest issued and outstanding	475,000
Net asset value	$48.78

(1)Includes loaned securities with value of $100,693 at May 31, 2022.

National Investment Services Ultra-Short Duration Enhanced Income ETF

The accompanying notes are an integral part of these financial statements.	5

STATEMENT OF OPERATIONS For the Six-Months Ended May 31, 2022 (Unaudited)

INVESTMENT INCOME
Interest income	$212,606
Securities lending income (Note 5)	302
Total investment income	212,908

EXPENSES
Management fees (Note 4)	48,295
Total expenses	48,295
Net investment income (loss)	164,613

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain (loss) on investments	(251,096)
Change in net unrealized appreciation/depreciation on investments	(424,864)
Net realized and unrealized gain (loss) on investments	(675,960)
Net increase (decrease) in net assets resulting from operations	$(511,347)

National Investment Services Ultra-Short Duration Enhanced Income ETF

6	The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2022 (Unaudited)	Year Ended November 30, 2021

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$164,613	$1,762,939
Net realized gain (loss) on investments	(251,096)	1,192,612
Change in net unrealized appreciation/depreciation on investments	(424,864)	(1,515,334)
Net increase (decrease) in net assets resulting from operations	(511,347)	1,440,217

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions	(210,250)	(1,815,900)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares(1)	(21,995,000)	(180,335,241)
Total increase (decrease) in net assets	(22,716,597)	(180,710,924)

NET ASSETS
Beginning of period/year	45,886,714	226,597,638
End of period/year	$23,170,117	$45,886,714

(1)Summary of share transactions is as follows:

	Six Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021
	Shares	Value	Shares	Value
Shares sold	—	$—	325,000	$16,180,540
Shares redeemed	(450,000)	(21,997,200)	(3,950,000)	(196,537,053)
Variable fees	—	2,200	—	21,272
Net increase (decrease)	(450,000)	$(21,995,000)	(3,625,000)	$(180,335,241)

National Investment Services Ultra-Short Duration Enhanced Income ETF

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

	Six-Months Ended May 31, 2022 (Unaudited)		Year Ended November 30, 2021	Year Ended November 30, 2020	Period Ended November 30, 2019(1)
Net asset value, beginning of period/year	$49.61		$49.80	$50.49	$50.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.19		0.52	0.93	1.16
Net realized and unrealized gain (loss) on investments	(0.78)		(0.17)	(0.70)	0.43
Total from investment operations	(0.59)		0.35	0.23	1.59

LESS DISTRIBUTIONS:
From net investment income	(0.24)		(0.54)	(0.92)	(1.10)
Total distributions	(0.24)		(0.54)	(0.92)	(1.10)

Net asset value, end of period/year	$48.78		$49.61	$49.80	$50.49
Total return(4)	(1.17	)%(3)	0.70%	0.49%	3.22	%(3)

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$23.2		$45.9	$226.6	$300.4
Portfolio turnover rate	42	%(3)	66%	194%	49	%(3)
Ratio of expenses to average net assets	0.23	%(5)	0.23%	0.23%	0.23	%(5)
Ratio of net investment income (loss) to average net assets	0.78	%(5)	1.05%	1.89%	2.74	%(5)

(1)The Fund commenced operations on January 28, 2019. The information presented is from January 28, 2019 to November 30, 2019.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

8

National Investment Services Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The National Investment Services Ultra-Short Duration Enhanced Income ETF (the “Fund”) is a diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”), which was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on January 28, 2019.

The Fund’s investment objective is to seek to maximize current income over the most recently issued three-month U.S. Treasury bill while maintaining low volatility and preservation of capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the situation, including a review of various factors set forth in the pricing procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

9

National Investment Services Ultra-Short Duration Enhanced Income ETF

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$—	$3,777,624	$—	$3,777,624
Mortgage-Backed Securities	—	—	267,175	—	267,175
Collateralized Loan Obligations	—	—	1,867,237	—	1,867,237
Corporate Bonds(1)	—	—	10,143,724	—	10,143,724
United States Treasury Obligations	—	—	2,382,191	—	2,382,191
Short-Term Investments	—	7,299,283	—	—	7,299,283
Investments Purchased With Collateral From Securities Lending(2)	102,900	—	—	—	102,900
Total Investments in Securities	$102,900	$7,299,283	$18,437,951	$—	$25,840,134

(1)See Schedule of Investments for the industry breakout.

(2)Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

As of May 31, 2022, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

D.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

10

National Investment Services Ultra-Short Duration Enhanced Income ETF

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid on a monthly basis. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.Guarantees and Indemnifications. In the normal course of business, the Fund enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J.Recently Issued Accounting Pronouncements. In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently evaluating the impact, if any, of applying this provision.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently evaluating the impact, if any, of applying this provision.

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

11

National Investment Services Ultra-Short Duration Enhanced Income ETF

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Agency Debt Risk. The Fund invests in unsecured bonds or debentures issued by U.S. government agencies, including the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), and government-sponsored entities, including, the Government National Mortgage Administration (“Ginnie Mae”). Bonds or debentures issued by U.S. government agencies, government-sponsored entities, or government corporations, including, among others, Fannie Mae and Freddie Mac, are generally backed only by the general creditworthiness and reputation of the U.S. government agency, government-sponsored entity, or government corporation issuing the bond or debenture and are not guaranteed by the U.S. Department of the Treasury (“U.S. Treasury”) or backed by the full faith and credit of the U.S. government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government. By contrast, Ginnie Mae securities are generally backed by the full faith and credit of the U.S. government.

B.Asset-Backed Securities (“ABS”) Risk. The price paid by the Fund for ABS, the yield the Fund expects to receive from such securities, and the average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

C.Collateralized Loan Obligation (“CLO”) Risk. In addition to the normal interest rate, default and other risks of fixed- income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, the Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.

D.Commercial Paper Risk. The value of the Fund’s investments in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity, is susceptible to changes in the issuer’s financial condition or credit quality. Investments in commercial paper are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate and can be adversely affected by changes in interest rates.

E.Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. If an issuer’s or counterparty’s financial condition worsens, the credit quality of the issuer or counterparty may deteriorate, making it difficult for the Fund to sell such investments. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an investment in that issuer.

F.Debt Securities Risk. The Fund invests in debt securities, such as bonds and certain asset-backed securities, that involve certain risks, including:

•Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security prior to its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

•Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

•Extension Risk. When interest rates rise, certain obligations will be repaid by the obligor more slowly than anticipated, causing the value of these securities to fall.

G.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares of the Fund directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

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National Investment Services Ultra-Short Duration Enhanced Income ETF

NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., TBA transactions, short positions, derivative instruments, and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of shares of the Fund is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares of the Fund or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares of the Fund in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although shares of the Fund are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund.

H.Floating or Variable Rate Securities. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Although floating or variable rate securities are generally less sensitive to interest rate risk than fixed rate securities, they are subject to credit, liquidity and default risk and may be subject to legal or contractual restrictions on resale, which could impair their value.

I.Foreign Securities Risks. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

J.Illiquid Securities Risk. The Fund may, at times, hold illiquid securities, by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time or price that is most beneficial to the Fund.

K.Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, the Fund’s Share values may fluctuate in response to events affecting that industry or sector.

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

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National Investment Services Ultra-Short Duration Enhanced Income ETF

L.Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

M.Mortgage-Backed Securities (“MBS”). The Fund invests in MBS issued or guaranteed by the U.S. government. Such securities are subject to credit, interest rate, prepayment, and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates may quickly and significantly reduce the value of certain MBS.

N.Non-Investment Grade Security Risk. Securities which are rated by credit ratings agencies may be subject to downgrade, which may have an indirect impact on the market price of securities. Securities may be downgraded by credit ratings agencies due to, for example, the weakening financial condition of the issuer or declining revenues. If an issuer fails to pay interest or otherwise fails to meet its obligations to the Fund, the Fund’s income might be reduced and the value of the investment might fall, and if an issuer fails to pay principal, the value of the investment might fall and the Fund could lose the amount of its investment.

O.Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

P.Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Q.Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

R.Repurchase Agreement Risk. Repurchase agreements may be construed to be collateralized loans by the Fund, and if so, the underlying securities relating to the repurchase agreement will only constitute collateral for the seller’s obligation to pay the repurchase price. If the seller defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. A seller failing to repurchase the security coupled with a decline in the market value of the security may result in the Fund losing money.

S.Sovereign Debt Risk. The Fund may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). These investments are subject to the risk of payment delays or defaults, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, large debt positions relative to the country’s economy, or failure to implement economic reforms. There is no legal or bankruptcy process for collecting sovereign debt.

T.TBA Securities and Rolls Risk. TBA transactions are subject to increased credit risk and increased overall investment exposure. TBA rolls involve the risk that the Fund’s counterparty will be unable to deliver the MBS underlying the TBA roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. TBA roll transactions may have the effect of creating leverage in the Fund’s portfolio.

U.Unrated Securities Risks. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating.

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

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National Investment Services Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

V.U.S. Government Obligations Risk. Obligations of U.S. government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Fund (“Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration the Fund.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.23%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and the Management Fee payable to the Adviser (collectively, “Excluded Expenses”). To the extent the Fund incurs Excluded Expenses, the Fund’s Total Annual Fund Operating Expenses will be greater than 0.23%. Management Fees incurred are paid monthly to the Adviser.

National Investment Services of America, LLC, doing business as National Investment Services (“NIS”), serves as sub-adviser to the Fund pursuant to the sub-advisory agreement between the Adviser and NIS with respect to the Fund (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of NIS’ strategy for the Fund. NIS is responsible for the day-to-day management of the Fund. Pursuant to the Sub-Advisory Agreement, the Adviser pays NIS a fee for the services and facilities NIS provides (the “Sub-Advisory Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.21%. The Sub-Advisory Fees incurred are paid monthly to NIS. From the period December 1, 2020 to December 31, 2020, Aware Asset Management, Inc. (“Aware”) served as sub-adviser to the Fund pursuant to the sub-advisory agreement between the Adviser and Aware with respect to the Fund (“Aware Sub-Advisory Agreement”). Under the Aware Sub-Advisory Agreement, Aware was entitled to a monthly fee at an annual rate of 0.21% based upon the average daily net assets of the Fund. Under the Sub-Advisory Agreement, NIS has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the Sub-Advisory Fee payable to NIS and Excluded Expenses. Such expenses incurred by the Fund and paid by NIS include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub- administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

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National Investment Services Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

NOTE 5 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of fees and earns interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statement may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand. As of May 31, 2022, the market value of the securities on loan and payable on collateral received for securities lending were as follows:

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$100,693	$102,900	0.4%

As of May 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral from the Fund is invested in the Mount Vernon Liquid Assets Portfolio, LLC, of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the six-months ended May 31, 2022, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC. Income earned from these investments is allocated to the Fund based on the portion of total cash collateral received. Securities lending income is disclosed in the Statement of Operations.

The Fund is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended May 31, 2022, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were $7,243,136 and $21,470,961, respectively.

For the six-months ended May 31, 2022, the cost of purchases and proceeds from the sales or maturities of long-term U.S. Government securities were $5,516,990 and $6,536,214, respectively.

For the six-months ended May 31, 2022, there were no purchases or sales of in-kind transactions.

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended May 31, 2022 (estimated) and most recent fiscal year ended November 30, 2021, are as follows:

Distributions paid from:	May 31, 2022	November 30, 2021
Ordinary income	$210,250	$1,815,900

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National Investment Services Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

As of the most recent fiscal year ended November 30, 2021 the components of accumulated earnings/(losses) on a tax basis were as follows:

November 30, 2021
Cost of investments	$46,300,743
Gross tax unrealized appreciation	97,428
Gross tax unrealized depreciation	(49,940)
Net tax unrealized appreciation (depreciation)	47,488
Undistributed ordinary income (loss)	83,377
Undistributed long-term capital gain (loss)	—
Total distributable earnings	83,377
Other accumulated gain (loss)	(8,605,613)
Total accumulated gain (loss)	$(8,474,748)

Net capital losses incurred after November 30 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended November 30, 2021, the Fund had no later year losses. As of the most recent fiscal year ended November 30, 2021, the Fund had short-term capital loss carryovers of $8,605,613 which do not expire. During the year ended November 30, 2021, the Fund utilized $882,084 of short-term and $89,579 of long-term capital loss carryovers.

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the six-months ended May 31, 2022, are as follows:

Maximum available credit	$6,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of May 31, 2022	—
Average interest rate	—

Interest expense incurred for the six-months ended May 31, 2022 is disclosed in the Statement of Operations, if applicable.

NOTE 9 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

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National Investment Services Ultra-Short Duration Enhanced Income ETF

NOTES TO FINANCIAL STATEMENTS May 31, 2022 (Unaudited) (Continued)

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic and related public health crisis, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. In particular, the global spread of COVID-19 has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Health crises and related political, social and economic disruptions caused by the spread of COVID-19 may also exacerbate other pre-existing political, social and economic risks in certain countries. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

NIS resigned as the Fund’s sub-adviser effective June 1, 2022. As of June 1, 2022, the Adviser assumed responsibility for the day-to-day management of the Fund, including portfolio management for the Fund.

The Fund changed its name to the “AWTM Ultra-Short Duration Enhanced Income ETF” effective June 6, 2022.

On June 17, 2022, the Board of Trustees of the Trust approved a Plan of Liquidation and Termination to close and liquidate the Fund. The Fund liquidated on July 22, 2022.

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National Investment Services Ultra-Short Duration Enhanced Income ETF

EXPENSE EXAMPLE For the Six-Months Ended May 31, 2022 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from December 1, 2021 to May 31, 2022.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During the Period December 1, 2021 – May 31, 2022(1)
Actual	$1,000.00	$ 988.30	$1.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.78	$1.16

(1)Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.23% multiplied by the average account value over the period multiplied by 182/365 to reflect the most recent six-month period.

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National Investment Services Ultra-Short Duration Enhanced Income ETF

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on December 7, 2021 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the National Investment Services Ultra-Short Duration Enhanced Income ETF (the “NIS ETF” or the “Fund”), a series of the Trust, and Toroso Investments, LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel for the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel for the Trust and the Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographic information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, extent and quality of services to be provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the NIS ETF as well as its specific responsibilities in all aspects of day-to-day investment management of the NIS ETF, including its oversight of the investment strategies implemented by the Fund’s sub-adviser, National Investment Services of America, LLC. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager of the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel, compliance record and oversight of the compliance program of the Fund’s sub-adviser, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the NIS ETF, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of the sub-adviser and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the sub-adviser to the Fund was responsible for selecting the Fund’s investments and trade execution, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the NIS ETF and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment performance of the Funds and the Adviser. The Board considered the investment performance of the NIS ETF and the Adviser. The Board considered that the investment decision-making for the Fund was performed by the Fund’s sub-adviser and that the Fund’s performance was not the direct result of investment decisions made by the Adviser. The Board discussed the performance of the Fund on both an absolute basis and in comparison to a benchmark index (the ICE BofA Merrill Lynch U.S. 3-Month U.S. Treasury Bill Index or the “Index”) and in comparison to a peer group of funds in the Fund’s current Morningstar category as constructed by data presented by Morningstar Direct (a peer group of U.S. ultrashort bond funds) and other relevant Morningstar categories (the “Morningstar Peer Group”). The Board noted that the Fund outperformed the Index for the one-month, three-month, six-month, year-to- date, one-year and since inception periods ended September 30, 2021. The Board also noted that the performance of the Fund was above the Morningstar Peer Group average for the year-to-date and one-year periods ended October 31, 2021.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

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National Investment Services Ultra-Short Duration Enhanced Income ETF

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

After considering all of the information, the Board concluded that the performance of the NIS ETF was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in selecting and managing the Fund’s sub-adviser and providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.Cost of services to be provided and profits to be realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying, or requiring the sub-adviser to pay, the Fund’s other expenses out of its own fee and resources. The Board also considered the overall profitability of the Adviser and examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement.

The Board noted that the NIS ETF’s advisory fee of 0.23% was above its Morningstar Peer Group average of 0.19% and the Fund’s expense ratio of 0.23% was above its Morningstar Peer Group average of 0.18%. The Board concluded that the Fund’s advisory fee and expense ratio were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services and sub-adviser oversight provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profit realized by the Adviser from its relationship with the Fund, had not been, and currently was not, excessive, and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of economies of scale as the Funds grows. The Board compared the NIS ETF’s expenses relative to the Morningstar Peer Group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structures.

5.Benefits to be derived from the relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the NIS ETF. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the NIS ETF; and (c) the approval of renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

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National Investment Services Ultra-Short Duration Enhanced Income ETF

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 539-9530 or by accessing the Fund’s website at www.awtmetf.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (866) 539-9530 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.awtmetf.com. The Fund files its complete schedule of portfolio holdings with the SEC for first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (866) 539-9530. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.awtmetf.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (866) 539-9530. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.awtmetf.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
National Investment Services of America, LLC (dba National Investment Services)
777 East Wisconsin Avenue, Suite 2350
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street
Philadelphia, Pennsylvania 19102

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
National Investment Services Ultra-Short Duration Enhanced Income ETF	AWTM	886364108

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

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Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each President/Principal Executive Officer and Treasurer/Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	8/3/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	8/3/2022

By (Signature and Title)*	/s/ Daniel Carlson
Daniel Carlson, Treasurer/Principal Financial Officer

Date	8/3/2022

* Print the name and title of each signing officer under his or her signature.

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